S000068190 [Member] Expense Example - iMGP SMALL COMPANY FUND - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,671